Quarterly Financial Data (Unaudited) - Operating Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended													12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of quarterly operating results
Revenues	$ 106,124		$ 95,160		$ 116,114	$ 96,031		$ 102,793		$ 90,010		$ 108,376	$ 89,038	$ 413,429	$ 390,217	$ 326,492
Operating income (loss)	7,179	[1]	2,451	[1]	8,895	3,075		6,750		4,655		11,624	4,078	21,600	27,107	7,512
Income from continuing operations	4,455	[1]	1,172	[1]	4,871	1,396		3,873		2,224		6,761	2,564	11,894	15,422	805
Income (loss) from discontinued operations, net of income tax	315		(110)	[2]	(364)	(380)	[2]	(1,291)	[3]	(104)	[3]	0	0	(539)	(1,395)	0
Net income	$ 4,770	[1]	$ 1,062	[1]	$ 4,507	$ 1,016		$ 2,582		$ 2,120		$ 6,761	$ 2,564	$ 11,355	$ 14,027	$ 805
Basic earnings (loss) per common share:
Continuing operations	$ 0.12		$ 0.03		$ 0.13	$ 0.04		$ 0.10		$ 0.06		$ 0.18	$ 0.07	$ 0.31	$ 0.41	$ 0.02
Discontinued operations	0.01		0.00		(0.01)	(0.01)		(0.03)		0.00		0.00	0.00	(0.01)	(0.04)	0.00
Net income	0.13		0.03		0.12	0.03		0.07		0.06		0.18	0.07	0.30	0.37	0.02
Diluted earnings (loss) per common share:
Continuing operations	0.12		0.03		0.13	0.04		0.10		0.06		0.18	0.07	0.31	0.41	0.02
Discontinued operations	0.01		0.00		(0.01)	(0.01)		(0.03)		0.00		0.00	0.00	(0.01)	(0.04)	0.00
Net income	$ 0.13		$ 0.03		$ 0.12	$ 0.03		$ 0.07		$ 0.06		$ 0.18	$ 0.07	$ 0.30	$ 0.37	$ 0.02

[1]	Operating income for the quarters ended September 30, 2014 and December 31, 2014 included approximately $0.9 million and $0.8 million, respectively, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive. Income from continuing operations for the each of quarters ended September 30, 2014 and December 31, 2014 included approximately $0.5 million, net of tax, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive.
[2]	Loss from discontinued operations, net of income tax for the quarters ended March 31, 2014 and September 30, 2014 included approximately $0.1 million and $0.2 million, net of tax, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division.
[3]	Loss from discontinued operations, net of income tax for the quarters ended September 30, 2013 and December 31, 2013 included approximately $0.1 million and $0.3 million, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division, net of tax.